                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03162

                          Active Assets Tax-Free Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2007

Date of reporting period: December 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended December 31, 2006

MARKET CONDITIONS


During the second half of 2006, as economic growth moderated and inflation concerns eased, the Federal Open Market Committee (the "Fed") finally paused in its record two-year cycle of monetary tightening, electing to keep the target federal funds rate unchanged at 5.25 percent, where it had stood since the end of June. Despite the pause in its tightening campaign, the Fed continued to stress that policy makers considered inflation to be "uncomfortably high" and further actions regarding interest rates would be data dependent. In response to the Fed's decision to maintain a stable monetary policy during the period, U.S. Treasury rates -- which had been steadily climbing during the first six months of the year -- reversed course and drifted lower throughout most of the remaining year. Most of these yield changes, however, occurred on the short end of the yield curve.

Yields on municipal money-market securities generally declined during the reporting period, and the spread between the yield on one-week and one-year tax-exempt paper contracted from already compressed levels. During periods of technical supply and demand imbalances in the variable-rate demand note market, the slope of the short-term municipal curve became inverted, with shorter-maturity securities offering higher yields than those with longer maturities.

The Bond Buyer One Year Note Index, a benchmark indicator for the longest maturities in the tax-free money market sector, declined from its high for the period of 3.77 percent to 3.51 percent in mid-September, then held steady to finish the year at 3.52 percent. Although yields for daily and weekly variable rate demand obligations (VRDO) also ended the year lower, yield swings were much more dramatic. Weekly VRDO yields peaked at 3.97 percent in July then fell to a low of 3.35 percent in September before rebounding to 3.91 at year end.

PERFORMANCE ANALYSIS

As of December 31, 2006, Active Assets Tax-Free Trust had net assets of approximately $5.9 billion and an average portfolio maturity of 20 days. For the six-month period ended December 31, 2006, the Fund provided a total return of
1.56 percent. For the seven-day period ended December 31, 2006, the Fund provided an effective annualized yield of 3.45 percent and a current yield of
3.40 percent, while its 30-day moving average yield for December was 3.15 percent. Past performance is no guarantee of future results.

Throughout the reporting period we continued our research-intensive approach, selectively investing only in those securities that we believed would add value while still meeting our conservative, risk-conscious criteria. Given our expectations that the target federal funds rate would remain stable through the end of the year, we adopted a laddered portfolio structure by investing in securities with a range of different maturities. We also modestly reduced the portfolio's allocation to variable-rate securities early in the period, selectively investing the proceeds in short-term commercial paper notes and bonds in order to lock in higher yields.

We continued to find reasonable value in securities with maturities of six months or less. At the end of the reporting period, 97 percent of the portfolio's assets fell within this maturity range.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   Variable Rate Municipal Obligations                 93.4%
   Tax-Exempt Commercial Paper                          3.9
   Municipal Notes & Bonds                              2.7

   MATURITY SCHEDULE
     1 - 30 Days                                       94.5%
    31 - 60 Days                                        0.5
    61 - 90 Days                                        0.0
    91 - 120 Days                                       0.8
   121+ Days                                            4.2

Data as of December 31, 2006. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/06 - 12/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             07/01/06 -
                                                                     07/01/06            12/31/06             12/31/06
                                                                   -------------       -------------       ---------------
Actual (1.56% return).......................................         $1,000.00           $1,015.60              $2.31
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.64              $2.32

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.46% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Short-Term Variable Rate Municipal Obligations (95.0%)
            Alabama
$ 40,000    Birmingham Medical Clinic Board, University of Alabama
              Health Services Foundation Ser 1991....................   3.92%   01/08/07   $   40,000,000
            Infirmary Health System Special Care Facilities Financing
              Authority of Mobile,
  19,000      Ser 2006 A.............................................   3.91    01/08/07       19,000,000
  19,600      Ser 2006 B.............................................   3.95    01/08/07       19,600,000
   7,770    Roaring Fork Municipal Products, Alabama State University
              Class Ser 2006 Class A Certificates Ser 2006-18
              (XLCA).................................................   3.98    01/08/07        7,770,000
            Alaska
  21,810    Valdez, Marine Terminal Exxon Pipeline Co Ser 1985.......   3.94    01/02/07       21,810,000
            Arizona
  59,185    Arizona Health Facilities Authority, Banner Health Ser
              2005 A (MBIA) (DD).....................................   3.89    01/08/07       59,185,000
  15,000    McAllister Academic Village LLC, Arizona State University
              Ser 2005 A (Ambac).....................................   3.90    01/08/07       15,000,000
   5,000    Pima County Industrial Development Authority, El Dorado
              Hospital Ser 2004......................................   3.95    01/08/07        5,000,000
  16,900    Pine Ridge Village/Campus Heights LLC, Northern Arizona
              University Ser 2005 (FGIC).............................   3.92    01/08/07       16,900,000
  12,000    Phoenix Civic Improvement Corporation, Civic Plaza
              Expansion Ser 2005 B Floaters Ser 84Z (FGIC)...........   3.97    01/08/07       12,000,000
  37,400    Scottsdale Industrial Development Authority, Scottsdale
              Healthcare Ser 2006 D (FSA)............................   3.89    01/08/07       37,400,000
  13,505    Sun Devil Energy Center LLC, Arizona State University Ser
              2004 (FGIC)............................................   3.92    01/08/07       13,505,000
            California
  56,000    California Department of Water Resources, Power Supply
              Ser 2002 B Subser B-1..................................   3.92    01/02/07       56,000,000
  36,000    California Health Facilities Financing Authority, Kaiser
              Permanente Ser 2006 C..................................   3.77    01/08/07       36,000,000
   1,300    Los Angeles Department of Water & Power, Water System
              2001 Ser B Subser B-1..................................   3.82    01/08/07        1,300,000
   5,000    Pleasanton, Greenbriar Bernal Apartments Ser 2001 A
              (AMT)..................................................   3.87    01/08/07        5,000,000
            Colorado
  12,000    Broomfield Urban Renewal Authority, Broomfield Event
              Center Ser 2005........................................   3.93    01/08/07       12,000,000
   7,900    Centerra Metropolitan District No 1, Ser 2004............   3.94    01/08/07        7,900,000
  12,545    Colorado, UCDHSC Fitzsimons Academic Facilities Ser 2005
              B COPs P-FLOATs PT-3336 (MBIA).........................   3.95    01/08/07       12,545,000

                       See Notes to Financial Statements
 6

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
$  6,255    Colorado Educational & Cultural Facilities Authority,
              Oklahoma's Public Radio Ser 2005 A.....................   3.93%   01/08/07   $    6,255,000
            Colorado Health Facilities Authority,
  10,000      Catholic Health Initiatives Ser 2004 B-4...............   3.93    01/08/07       10,000,000
  19,835      NCMC Inc Ser 2005 (FSA)................................   3.90    01/08/07       19,835,000
  51,250    Colorado Springs, Utilities System Sub Lien
              Ser 2004 A & 2006 A....................................   3.95    01/08/07       51,250,000
  15,000    Colorado Student Obligation Bond Authority, Ser 1989 A
              (Ambac) (AMT)..........................................   3.95    01/08/07       15,000,000
  12,500    Denver Urban Renewal Authority, Stapleton Senior Tax
              Increment Ser 2004 A-1 P-FLOATs PT-290.................   3.99    01/08/07       12,500,000
  13,190    Midcities Metropolitan District No 1, STARS BNP Ser
              2004-110...............................................   3.97    01/08/07       13,190,000
  14,010    Westminster, Multifamily Housing Camden Arbors Apartments
              Ser 2004...............................................   3.91    01/08/07       14,010,000
            Delaware
   7,700    Delaware Economic Development, St Andrew's School Ser
              2004...................................................   3.90    01/08/07        7,700,000
   8,820    New Castle County, University Courtyard Apartments Ser
              2005...................................................   3.95    01/08/07        8,820,000
            District of Columbia
   3,500    District of Columbia, Public Welfare Foundation Ser
              2000...................................................   3.92    01/08/07        3,500,000
            Florida
  17,570    Broward County School Board, Ser 2005 COPs (FSA).........   3.90    01/08/07       17,570,000
  13,800    Cape Coral, Water & Sewer Ser 2006 P-FLOATs PT- 3695
              (Ambac)................................................   3.95    01/08/07       13,800,000
            Capital Trust Agency,
  20,655      Multifamily Housing Floater-TRs Ser 2005 F7............   4.08    01/08/07       20,655,000
  16,675      Multifamily Housing Ser 2006 P-FLOATs MT-194...........   3.99    01/08/07       16,675,000
  24,500    Collier County Health Facilities Authority, The Moorings
              Inc Ser 2005...........................................   3.91    01/08/07       24,500,000
  26,440    Dade County, Water & Sewer System Ser 1994 (FGIC)........   3.89    01/08/07       26,440,000
  22,250    Dade County Industrial Development Authority, Dolphins
              Stadium Ser 1985 B & C.................................   3.76    01/08/07       22,250,000
  55,000    Florida Gas Utility, Gas Supply Acquisition No 2 Ser 2006
              A-1....................................................   3.91    01/08/07       55,000,000
   7,325    Florida Housing Finance Corporation, Monterey Lake
              Apartments 2005 Ser C..................................   3.92    01/08/07        7,325,000
  22,200    Jacksonville Health Facilities Authority, Charity
              Obligated Group Ser 1997C (MBIA).......................   3.95    01/02/07       22,200,000
   8,000    Leesburg, The Villages Regional Hospital Ser 2006
              (Radian)...............................................   3.97    01/08/07        8,000,000
  56,350    Miami-Dade County, Water & Sewer System Ser 2005 (FSA)...   3.93    01/08/07       56,350,000
   8,800    Miami-Dade County Educational Facilities Authority,
              Carlos Albizu University Ser 2000......................   3.95    01/08/07        8,800,000
  12,735    Orange County Housing Finance Authority, Post Lake
              Apartments Ser 1997 F..................................   3.95    01/08/07       12,735,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Orlando Utilities Commission,
$ 18,300      Water & Electric Ser 2002 A............................   3.86%   01/08/07   $   18,300,000
  37,940      Water & Electric Ser 2002 B (DD).......................   3.91    01/08/07       37,940,000
   4,165    Palm Beach County School Board,
              Ser 2004 A COPs ROCs II-R Ser 6008 (FGIC)..............   3.95    01/08/07        4,165,000
  33,695    Port St Lucie, Utility System Ser 2005 (MBIA)............   3.90    01/08/07       33,695,000
            Georgia
            Atlanta,
  11,625      Airport Ser 2003RF B-2 (MBIA)..........................   3.89    01/08/07       11,625,000
  15,000      Sub Lien Tax Allocation Atlantic Station Ser 2006......   4.01    01/08/07       15,000,000
   7,900      Water & Wastewater Ser 2001 B (FSA)....................   3.93    01/08/07        7,900,000
  13,000    DeKalb County Hospital Authority, DeKalb Medical Center
              Ser 2005...............................................   3.92    01/08/07       13,000,000
  16,550    DeKalb Private Hospital Authority, Egleston Children's
              Health Care System Ser 1994 B..........................   3.91    01/08/07       16,550,000
  11,000    Floyd County Development Authority, Berry College Ser
              2006...................................................   3.92    01/08/07       11,000,000
   8,900    Fulton County Development Authority, St George Village
              CCRC Ser 2004..........................................   3.90    01/08/07        8,900,000
  49,500    Georgia Municipal Gas Authority, Gas Portfolio II Ser
              1997 C.................................................   3.95    01/08/07       49,500,000
            Hawaii
  13,625    Hawaii, ROCs II-R Ser 6012 (MBIA)........................   3.95    01/08/07       13,625,000
   8,400    University of Hawaii Board of Regents,
              Ser 2006 A P-FLOATs PT-3685 (MBIA).....................   3.95    01/08/07        8,400,000
            Illinois
  14,800    Bi-State Development Agency of the Missouri-Illinois
              Metropolitan District, Metrolink Cross County Extension
              Ser 2002 A (FSA).......................................   3.93    01/08/07       14,800,000
            Chicago,
   6,505      2004 Ser A P-FLOATs PT-2361 (FSA)......................   3.95    01/08/07        6,505,000
   7,415      Chicago O'Hare International Airport Third Lien
                Ser 2005 A P-FLOATs PT-3340 (MBIA)...................   3.95    01/08/07        7,415,000
  96,000      Chicago O'Hare International Airport Third Lien
                Ser 2005 C & D (CIFG)................................   3.90    01/08/07       96,000,000
  17,900      Neighborhoods Alive Ser 21 B (MBIA)....................   3.95    01/08/07       17,900,000
  25,000      Refg Ser 2005 D (FSA)..................................   3.91    01/08/07       25,000,000
  11,000      Ser 2002 B (FGIC)......................................   3.96    01/08/07       11,000,000
   5,300    Chicago Board of Education, Ser 2004 C-2 (FSA)...........   3.91    01/08/07        5,300,000
  82,000    Cook County, Ser 2002 B..................................   3.93    01/08/07       82,000,000
  12,400    Glendale Heights, Glendale Lakes Ser 2000................   3.91    01/08/07       12,400,000
            Illinois Development Finance Authority,
   6,905      Jewish Federation of Metropolitan Chicago Ser 1999
                (Ambac)..............................................   3.95    01/08/07        6,905,000
  20,000      Presbyterian Home Lake Forest Place Ser 1996 (FSA).....   3.93    01/08/07       20,000,000

                       See Notes to Financial Statements
 8

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Illinois Finance Authority,
$  7,500      Dominican University Ser 2006..........................   3.95%   01/08/07   $    7,500,000
  10,000      Elmhurst Memorial Healthcare Municipal CRVS Ser
                2006-2001............................................   3.96    01/08/07       10,000,000
  23,800      Loyola University Health System Ser 2006 C.............   3.93    01/08/07       23,800,000
  20,000      Rush University Medical Center Ser 2006 A-1 (MBIA).....   3.89    01/08/07       20,000,000
   7,500      Three Crowns Park Ser 2006 C...........................   3.93    01/08/07        7,500,000
            Illinois Health Facilities Authority,
  56,140      Advocate Health Care Network Ser 1997 B................   3.91    01/08/07       56,140,000
  40,000      Northwestern Memorial Hospital Ser 1995................   3.95    01/08/07       40,000,000
  11,595    Kane, Cook & DuPage Counties, School District #U-46
              PUTTERs Ser 426 (Ambac)................................   3.97    01/08/07       11,595,000
   5,020    Metropolitan Pier & Exposition Authority, McCormick Place
              Expansion Ser 2002 A Eagle #20040030 Class A (MBIA)....   3.96    01/08/07        5,020,000
  13,050    Oak Forest, Homewood South Suburban Mayors & Managers
              Association Ser 1989...................................   3.96    01/08/07       13,050,000
  32,770    Regional Transportation Authority, Refg Ser 2005 B.......   3.90    01/08/07       32,770,000
            Roaring Fork Municipal Products,
   6,460      Chicago Water Ser 2006 A Class A Certificates Ser
                2006-7 (Ambac).......................................   3.98    01/08/07        6,460,000
   8,395      Kendall & Kane Counties Community Unit School District
                No 115 Class A Certificates Ser 2006-4 (FSA).........   3.99    01/08/07        8,395,000
            Indiana
   7,105    Franklin Community Multi-School Building Corporation, Ser
              2004 ROCs II-R Ser 2140 (FGIC).........................   3.95    01/08/07        7,105,000
   4,400    Indiana Educational Facilities Authority, Bethel College
              Ser 2004...............................................   3.91    01/08/07        4,400,000
  50,000    Indiana Health & Educational Facility Financing
              Authority, Sisters of St Francis Health System Ser 2006
              A (MBIA)...............................................   3.90    01/08/07       50,000,000
  11,765    Indiana Health Facility Financing Authority, Deaconess
              Hospital Ser 2004 B....................................   3.96    01/08/07       11,765,000
   1,970    Indianapolis, Health Quest Realty XXI Ser 1994 A TOBs
              (FHA)..................................................   4.08    01/08/07        1,970,000
   7,000    Indianapolis Local Public Improvement Bond Bank,
              Waterworks Ser 2005 H (MBIA)...........................   3.89    01/08/07        7,000,000
     990    Merrillville, Southlake Care Center Ser 1992 A TOBs
              (FHA)..................................................   4.08    01/08/07          990,000
  12,400    Purdue University, Student Facilities System Ser 2005
              A......................................................   3.90    01/08/07       12,400,000
  25,800    Richmond Hospital Authority, Reid Hospital Ser 2005 A
              (FSA)..................................................   3.90    01/08/07       25,800,000
   2,045    South Bend, Fountainview Place Ser 1992 A TOBs (FHA).....   4.08    01/08/07        2,045,000
  11,000    Zionsville Community Schools Building Corporation, Boone
              County Ser 2005 A P-FLOATs PT-2870 (FSA)...............   3.95    01/08/07       11,000,000
            Iowa
            Iowa Finance Authority,
  25,390      Iowa Health System Ser 2005 A-1 (FGIC).................   3.90    01/08/07       25,390,000
   9,445      Northcrest Inc Ser 2006................................   3.93    01/08/07        9,445,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Kansas
$ 30,315    Kansas Department of Transportation, Highway Ser 2004
              C-2....................................................   3.87%   01/08/07   $   30,315,000
            Kentucky
  10,900    Georgetown, Industrial Building Refg Georgetown College
              Ser 2006...............................................   3.96    01/08/07       10,900,000
  17,190    Henderson County, Community United Methodist Hospital Inc
              Ser 2003 B.............................................   3.96    01/08/07       17,190,000
 116,900    Kentucky Public Energy Authority Inc, Gas Supply Ser 2006
              A......................................................   4.00    01/02/07      116,900,000
  12,975    Louisville & Jefferson County Metropolitan Government,
              Waterford Place Apartments Ser 2003....................   3.90    01/08/07       12,975,000
  36,585    Ohio County, Big Rivers Electric Corp Ser 1983 (Ambac)...   3.93    01/08/07       36,585,000
  10,375    Williamsburg, Cumberland College Ser 2002................   3.96    01/08/07       10,375,000
            Louisiana
  12,000    Louisiana Municipal Natural Gas Purchasing & Distribution
              Authority, Gas Project No 1 Ser 2006 PUTTERs Ser
              1411Q..................................................   3.97    01/08/07       12,000,000
            Maryland
            Maryland Health & Higher Educational Facilities
              Authority,
   6,400      Catholic Health Initiatives Ser 1997 B.................   3.95    01/08/07        6,400,000
  34,995      Mercy Medical Center Ser 2006 P-FLOATs MT-276..........   3.99    01/08/07       34,995,000
            Massachusetts
  65,400    Massachusetts, Refg 2001 Ser B...........................   3.96    01/08/07       65,400,000
            Massachusetts Development Finance Agency,
  11,265      Dana Hall School Ser 2004..............................   3.92    01/08/07       11,265,000
  10,415      New Jewish High School Ser 2002........................   3.91    01/08/07       10,415,000
  14,800      Phillips Academy Ser 2003..............................   3.91    01/08/07       14,800,000
   7,000      The Institute of Contemporary Art Ser 2004 A...........   3.86    01/08/07        7,000,000
  29,100    Massachusetts Water Resources Authority, Multi-Modal Sub
              2000 Ser C (FGIC)......................................   3.88    01/08/07       29,100,000
            Michigan
  80,000    Detroit, Water Supply System Refg Second Lien Ser 2001-C
              (FGIC).................................................   3.93    01/08/07       80,000,000
  19,185    Holt Public Schools, Refg Ser 2002.......................   3.93    01/08/07       19,185,000
  22,000    Kalamazoo Hospital Finance Authority, Bronson Methodist
              Hospital Ser 2006 (FSA)................................   3.89    01/08/07       22,000,000
            Kent Hospital Finance Authority,
  17,800      Metropolitan Hospital Ser 2005 B.......................   3.96    01/08/07       17,800,000
  26,050      Spectrum Health Ser 2005 A (FGIC)......................   3.89    01/08/07       26,050,000
            Michigan Hospital Finance Authority,
  15,000      Ascension Health Ser 1999 B............................   3.88    01/08/07       15,000,000
  79,650      Henry Ford Health System Ser 2006 B & C................   3.90    01/08/07       79,650,000

                       See Notes to Financial Statements
 10

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
$  6,000    Michigan Strategic Fund, The Van Andel Research Institute
              Ser 2001...............................................   3.95%   01/08/07   $    6,000,000
  11,100    Oakland University, Ser 2001 (FGIC)......................   4.00    01/08/07       11,100,000
   8,655    RBC Municipal Products Trust Inc, Detroit Sewage Disposal
              System Ser 2003 A Floater Certificates Ser I-2 (FSA)...   3.96    01/08/07        8,655,000
            Minnesota
  32,080    Minneapolis, Fairview Health Services Ser 2005 B
              (Ambac)................................................   3.90    01/08/07       32,080,000
  14,700    Oak Park Heights, Multifamily Boutwells Landing Ser
              2005...................................................   3.92    01/08/07       14,700,000
  10,710    University of Minnesota Regents, Ser 1999 A..............   3.97    01/08/07       10,710,000
            Mississippi
  49,500    Mississippi Development Bank, MGAM Natural Gas Supply Ser
              2005...................................................   3.88    01/08/07       49,500,000
  13,125    Mississippi Hospital Equipment & Facilities Authority,
              Baptist Memorial Health Care Ser 2004B1 P-FLOATs
              PA-1276................................................   3.96    01/08/07       13,125,000
  42,800    Perry County, Leaf River Forest Products Inc Ser 2002....   3.93    01/08/07       42,800,000
            Missouri
  64,000    Kansas City Industrial Development Authority, Kansas City
              Downtown Redevelopment District
              Ser 2005 A (Ambac) & 2006 A (Ambac)....................   3.95    01/08/07       64,000,000
   7,005    Kansas City Tax Increment Financing Commission, Chouteau
              I-35 Ser 2003 A (MBIA).................................   3.95    01/08/07        7,005,000
   7,975    Kirkwood School District Educational Facilities
              Authority, Ser 2005 B P-FLOATs PT-3164 (MBIA)..........   3.95    01/08/07        7,975,000
            Nebraska
  52,190    American Public Energy Agency, Gas Supply Ser 2005A......   3.88    01/08/07       52,190,000
  20,630    Lancaster County Hospital Authority No 1, BryanLGH
              Medical Center Ser 2002 (Ambac)........................   4.00    01/02/07       20,630,000
   7,000    Omaha, Eagle #2004001 Class A............................   3.96    01/08/07        7,000,000
            Nevada
            Clark County,
  28,000      Airport Improvement Refg 1993 Ser A (MBIA).............   3.90    01/08/07       28,000,000
 117,315      Airport System Sub-Lien Ser 2001C (FGIC) & Ser 2005 D-1
                (FGIC)...............................................   3.90    01/08/07      117,315,000
  16,000      Las Vegas-McCarran International Airport Passenger
                Facility 2005 Ser A (MBIA) (AMT).....................   3.96    01/08/07       16,000,000
  10,500    Las Vegas, Andre Agassi Charitable Foundation Ser 2005...   3.91    01/08/07       10,500,000
            New Hampshire
            New Hampshire Health & Education Facilities Authority,
   8,500      LRG Healthcare Ser 2006 B..............................   3.96    01/08/07        8,500,000
   8,500      Tilton School Ser 2006.................................   3.92    01/08/07        8,500,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            New Jersey
$ 20,340    New Jersey Economic Development Authority, School
              Facilities Construction Ser 2005 O ROCs II-R Ser 437...   3.95%   01/08/07   $   20,340,000
   2,430    New Jersey Transportation Trust Fund Authority, Ser 2004
              A PUTTERs Ser 503 (FGIC)...............................   3.95    01/08/07        2,430,000
            New York
   6,300    Monroe County Industrial Development Agency, St John
              Fisher College Ser 2005 (Radian).......................   3.85    01/08/07        6,300,000
  78,500    New York City Industrial Development Agency, One Bryant
              Park LLC Ser 2004 A....................................   3.96    01/08/07       78,500,000
   5,100    New York City Transitional Finance Authority, Future Tax
              Fiscal 2007 Ser A P-FLOATs PT-3668.....................   3.95    01/08/07        5,100,000
  17,000    New York State Dormitory Authority, Rochester General
              Hospital Ser 2005 P-FLOATs PA-1335 (Radian)............   3.96    01/08/07       17,000,000
  10,000    New York State Local Government Assistance Corporation,
              Sub Lien Ser 2003 A-4V (FSA)...........................   3.90    01/08/07       10,000,000
     700    Suffolk County Water Authority, Ser 2003 BANs............   3.85    01/08/07          700,000
            Triborough Bridge & Tunnel Authority,
     200      Ser 2005 B-2...........................................   3.90    01/08/07          200,000
     200      Ser 2005 B-4...........................................   3.88    01/08/07          200,000
  25,805      Special Obligation Ser 2000 C (FSA)....................   3.85    01/08/07       25,805,000
            North Carolina
  31,025    Cary, Ser 2006...........................................   3.88    01/08/07       31,025,000
   5,150    Charlotte, Convention Facility Ser 2003 B COPs...........   3.90    01/08/07        5,150,000
  47,400    Charlotte, Water & Sewer System Ser 2006 B...............   3.89    01/08/07       47,400,000
   7,505    Guilford County, Ser 2005 A..............................   3.90    01/08/07        7,505,000
   7,375    Mecklenburg County, Ser 2004 COPs........................   3.90    01/08/07        7,375,000
            North Carolina,
  15,295      Ser 2002 E.............................................   3.88    01/08/07       15,295,000
  36,810      Ser 2002 E.............................................   3.87    01/08/07       36,810,000
            North Carolina Capital Facilities Agency,
  12,900    Capital Area YMCA Ser 2002...............................   3.97    01/08/07       12,900,000
   9,500    Durham Academy Ser 2001..................................   3.92    01/08/07        9,500,000
  69,165    North Carolina Eastern Municipal Power Agency, Power
              System Ser 2006 A (MBIA)...............................   3.89    01/08/07       69,165,000
            North Carolina Medical Care Commission,
  67,130      Duke University Health System Ser 2005 A & C...........   3.88    01/08/07       67,130,000
  33,200      Firsthealth of the Carolinas Ser 2002..................   3.90    01/08/07       33,200,000
  29,900      North Carolina Baptist Hospitals Ser 2000..............   3.90    01/08/07       29,900,000
  52,000    Raleigh, Downtown Improvement Ser 2005 B COPs............   3.89    01/08/07       52,000,000
  30,300    Wake County, School Bonds Ser 2004 A.....................   3.88    01/08/07       30,300,000

                       See Notes to Financial Statements
 12

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Ohio
$  4,000    Cincinnati City School District,
              Ser 2003 Eagle #20040034 Class A (FSA).................   3.96%   01/08/07   $    4,000,000
  74,070    Franklin County, Ohio Health Corp Ser 2006 (Ambac)
              (DD)...................................................   3.88    01/08/07       74,070,000
  35,000    Montgomery County,Catholic Health Initiatives
              Ser 2006 B-1 & B-2.....................................   3.93    01/08/07       35,000,000
            Ohio,
  10,000      Common Schools Ser 2006 C..............................   3.90    01/08/07       10,000,000
   5,545      Ser 2004 P-FLOATs PT-2137..............................   3.94    01/08/07        5,545,000
  15,805    Portage County, Robinson Memorial Hospital Ser 2005......   3.96    01/08/07       15,805,000
  19,170    University of Toledo, Ser 2002 (FGIC)....................   4.00    01/02/07       19,170,000
            Oklahoma
   8,000    Oklahoma Student Loan Authority, Ser 2005A (MBIA)
              (AMT)..................................................   3.95    01/08/07        8,000,000
  10,985    Oklahoma Water Resources Board, State Loan Program Ser
              2003 A.................................................   3.55    04/02/07       10,985,000
            Oregon
  14,500    Clackamas County Hospital Facility Authority, Legacy
              Health System Ser 2003.................................   3.90    01/08/07       14,500,000
  10,105    Oregon, Homeowner Ser 2005 A P-FLOATs MT-133.............   3.96    01/08/07       10,105,000
  20,000    Oregon Health Sciences University, OHSU Medical Group Ser
              2004 A.................................................   3.93    01/08/07       20,000,000
            Pennsylvania
  11,300    Allegheny County Industrial Development Authority,
              Carnegie Museums of Pittsburgh Ser 2002................   3.95    01/08/07       11,300,000
  25,000    Cumberland County Municipal Authority, Asbury
              Pennsylvania Obligated Group Ser 2006..................   3.93    01/08/07       25,000,000
   3,200    Derry Township Industrial & Commercial Development
              Authority, Hotel Tax Arena Ser 2000 A..................   3.95    01/08/07        3,200,000
  25,300    Erie City Water Authority, Ser 2006 A (FSA)..............   3.95    01/08/07       25,300,000
   9,500    Lancaster County Hospital Authority, Willow Valley
              Retirement Communities Ser 2002 B (Radian).............   3.95    01/08/07        9,500,000
  11,300    Northampton County Higher Education Authority, Lafayette
              College Ser 1998 A.....................................   3.90    01/08/07       11,300,000
  15,000    Pennsylvania Higher Education Assistance Agency, Student
              Loan 2001 Ser A (Ambac) (AMT)..........................   4.00    01/08/07       15,000,000
            Pennsylvania Turnpike Commission,
  29,900      2002 Ser A-2...........................................   3.95    01/08/07       29,900,000
  10,000      2002 Ser B.............................................   3.91    01/08/07       10,000,000
  47,860    Philadelphia, Water & Wastewater Ser 2003 (FSA)..........   3.89    01/08/07       47,860,000
  21,895    York General Authority, Harrisburg School District Subser
              1996 B (Ambac).........................................   3.92    01/08/07       21,895,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Rhode Island
$  5,805    Rhode Island Convention Center Authority, Refg 2001 Ser A
              (MBIA).................................................   3.93%   01/08/07   $    5,805,000
            Rhode Island Health & Educational Building Corporation,
  11,100      Meeting Street Center Ser 2005.........................   3.93    01/08/07       11,100,000
  25,535      Roger Williams University Ser 2006 A (Radian)..........   3.90    01/08/07       25,535,000
            South Carolina
  37,500    Charleston Educational Excellence Finance Corporation,
              Charleston County School District Ser 2005 ROCs II-R
              Ser 471................................................   3.95    01/08/07       37,500,000
  13,100    Florence County, McLeod Regional Medical Center Ser 1985
              A (FGIC)...............................................   3.93    01/08/07       13,100,000
   5,000    Greenwood County, Fuji Photo Film Inc Ser 2004 (AMT).....   4.10    01/08/07        5,000,000
  10,955    South Carolina Educational Facilities Authority,
              Charleston Southern University Ser 2003................   3.90    01/08/07       10,955,000
            South Carolina Jobs Economic Development Authority,
   5,600      Burroughs & Chapin Business Park Ser 2002..............   3.95    01/08/07        5,600,000
   7,500      Oconee Memorial Hospital Ser 2006 B (Radian)...........   3.94    01/08/07        7,500,000
   4,530    South Carolina Public Service Authority, ROCs II-R Ser
              6007 (Ambac)...........................................   3.95    01/08/07        4,530,000
            Tennessee
  10,300    Chattanooga Health, Educational & Housing Facility Board,
              The Baylor School Ser 2004.............................   3.92    01/08/07       10,300,000
  16,400    Greeneville Health & Educational Facilities Board,
              Laughlin Memorial Hospital Ser 2004....................   3.92    01/08/07       16,400,000
  59,400    Jackson, Jackson-Madison County General Hospital Ser 2006
              B (Ambac)..............................................   3.89    01/08/07       59,400,000
   9,500    Jackson Health, Educational & Housing Facility Board,
              Union University Ser 2005..............................   3.92    01/08/07        9,500,000
  17,945    Memphis Health Educational & Housing Facility Board,
              Watergrove Apartments Ser 2004.........................   3.90    01/08/07       17,945,000
            Metropolitan Government of Nashville & Davidson County
              Health & Educational Facilities Board,
   7,600      Ensworth School Ser 2002...............................   3.92    01/08/07        7,600,000
   7,270      Mary Queen of Angels Inc Ser 2000......................   3.92    01/08/07        7,270,000
  33,565      Vanderbilt University Ser 2005 A-2.....................   3.84    01/08/07       33,565,000
  23,700    Montgomery County Public Building Authority, Pooled
              Financing Ser 1999.....................................   3.90    01/08/07       23,700,000
  22,000    Shelby County Health, Educational & Housing Facilities
              Board, Baptist Memorial Health Care Ser 2004 A P-FLOATs
              PA-1277................................................   3.96    01/08/07       22,000,000
            Tennergy Corporation,
  28,000      Gas Ser 2006 A PUTTERs Ser 1258Q.......................   3.97    01/08/07       28,000,000
  55,000      Gas Ser 2006 B PUTTERs Ser 1260B.......................   3.96    01/08/07       55,000,000

                       See Notes to Financial Statements
 14

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Tennessee Energy Acquisition Corporation,
$ 30,000      Gas Ser 2006 A Floaters Ser 2006-47TP..................   3.96%   01/08/07   $   30,000,000
  28,525      Gas Ser 2006 A PUTTERs Ser 1418........................   3.97    01/08/07       28,525,000
  10,000      Gas Ser 2006 A ROCs II-R Ser 598.......................   3.95    01/08/07       10,000,000
   6,395    Wilson County, Ser 2005 P-FLOATs PT-2661 (MBIA)..........   3.95    01/08/07        6,395,000
            Texas
   6,510    Beaumont, Waterworks & Sewer System
              Ser 2005 P-FLOATs PT-2895 (MBIA).......................   3.95    01/08/07        6,510,000
  34,155    Coastal Bend Health Facilities Development Corporation,
              Christus Health Ser 2005 Subser B-3 (Ambac)............   3.89    01/08/07       34,155,000
   6,125    Dallas Independent School District,
              Ser 2004 A ROCs II-R Ser 6038..........................   3.95    01/08/07        6,125,000
   8,570    El Paso Independent School District,
              Ser 2004 A ROCs II-R Ser 2129..........................   3.95    01/08/07        8,570,000
  19,519    Garland Health Facilities Development Corporation,
              Chambrel Club Hill Ser 2002............................   3.91    01/08/07       19,519,000
            Harris County Health Facilities Development Corporation,
  30,000      Baylor College of Medicine Ser 2005 A (Ambac)..........   3.89    01/08/07       30,000,000
  65,000      Christus Health Ser 2005 Subser A-1 (Ambac)............   3.89    01/08/07       65,000,000
  84,700      Methodist Hospital System Ser 2006 A...................   3.99    01/02/07       84,700,000
  20,300    Harris County Industrial Development Corporation, Baytank
              Inc Ser 1998...........................................   3.95    01/08/07       20,300,000
   5,150    Houston Combined Utility System Ser 2004 ROCs II-R Ser
              4559 (FSA).............................................   3.95    01/08/07        5,150,000
   5,830    Houston Health Facilities Development Corporation,
              Buckingham Senior Living Community Inc Ser 2004 C......   3.91    01/08/07        5,830,000
  14,000    Lower Neches Valley Authority, Chevron USA Inc Ser
              1987...................................................   3.63    02/15/07       14,000,000
  37,100    North Texas Tollway Authority, Dallas North Tollway
              System Ser 2005 C (FGIC)...............................   3.90    01/08/07       37,100,000
   5,305    Northside Independent School District,
              Ser 2003 P-FLOATs PT-2254..............................   3.95    01/08/07        5,305,000
   6,530    Port Arthur Independent School District,
              Ser 2005 P-FLOATs PT-2679 (FGIC).......................   3.95    01/08/07        6,530,000
   9,035    Roaring Fork Municipal Products, Dallas Independent
              School District Class A Certificates Ser 2004-6........   3.99    01/08/07        9,035,000
  20,700    San Antonio, Water System Sub Lien Ser 2003 B (MBIA).....   3.92    01/08/07       20,700,000
   6,795    Texas Department of Housing & Community Affairs, High
              Point III Development Ser 1993 A.......................   3.92    01/08/07        6,795,000
  16,000    Texas Transportation Commission, Mobility Fund Ser
              2006-B.................................................   3.52    09/05/07       16,000,000
   7,180    Upper Trinity Regional Water District, Regional Treated
              Water Supply System Refg Ser 2005 P-FLOATs PT-3290
              (Ambac)................................................   3.96    01/08/07        7,180,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Utah
$ 15,000    Central Utah Water Conservancy District, Ser 1998 E
              (Ambac)................................................   3.92%   01/08/07   $   15,000,000
            Murray City,
  11,900      IHC Health Services Inc Ser 2003 D.....................   3.95    01/02/07       11,900,000
  43,825      IHC Health Services Inc Ser 2005 D.....................   3.91    01/08/07       43,825,000
            Various States
  50,000    J P Morgan Chase & Co, I-PUTTERs Ser 1633P...............   4.11    01/08/07       50,000,000
  84,065    Puttable Floating Option Tax-Exempt Receipts, P-FLOATs
              EC-002.................................................   4.11    01/08/07       84,065,000
            Vermont
  16,455    Vermont Economic Development Authority, Wake Robin
              Corporation Ser 2006 B.................................   3.95    01/08/07       16,455,000
  11,000    Vermont Housing Finance Agency, West Block University of
              Vermont Apartments Ser 2004 A..........................   3.93    01/08/07       11,000,000
            Virginia
  16,000    Chesapeake Hospital Authority, Chesapeake General
              Hospital Ser 2001A.....................................   3.92    01/08/07       16,000,000
  83,020    Fairfax County Industrial Development Authority, Inova
              Health System Foundation Ser 2005 A-1, A-2 & C-2.......   3.87    01/08/07       83,020,000
  41,100    Loudoun County Industrial Development Authority, Howard
              Hughes Medical Institute Ser 2003 F....................   3.88    01/08/07       41,100,000
            Washington
   6,050    Bellevue, Ser 2004 Eagle #20041011 Class A (MBIA)........   3.96    01/08/07        6,050,000
   9,775    Eclipse Funding Trust, Seattle Water System
              Ser 2005 Solar Eclipse Ser 2006-0002 (MBIA)............   3.94    01/08/07        9,775,000
  14,675    Energy Northwest, Columbia Generating Station Electric
              Ser 2006-A ROCs II-R Ser 6063..........................   3.95    01/08/07       14,675,000
  10,000    King County, Sewer Ser 2006 A............................   3.89    01/08/07       10,000,000
  13,860    King County Rural Library District, Ser 2005 P-FLOATs
              PT-3053 (MBIA).........................................   3.95    01/08/07       13,860,000
   4,145    Pierce County, Puyallup School District No 3 PUTTERs Ser
              415 (FSA)..............................................   3.97    01/08/07        4,145,000
  20,000    Washington Health Care Facilities Authority, Swedish
              Health Services Ser 2006...............................   4.00    01/08/07       20,000,000
  10,000    Washington State, Floater-TRs Ser 2006 P23U 2006 D
              (MBIA).................................................   4.03    01/08/07       10,000,000
  99,200    Washington State Housing Commission, Mirabella Ser 2006
              A......................................................   4.00    01/02/07       99,200,000
            Wisconsin
   9,500    Brokaw, Wausau Paper Mills Co Ser 1995 (AMT).............   4.16    01/08/07        9,500,000
   6,225    Wisconsin, Clean Water 2004 Ser 1 ROCs II-R Ser 2165
              (MBIA).................................................   3.95    01/08/07        6,225,000
   3,250    Wisconsin Health & Educational Facilities Authority,
              Ministry Health Care PUTTERs Ser 399 (MBIA)............   3.97    01/08/07        3,250,000

                       See Notes to Financial Statements
 16

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Wyoming
$ 50,000    Campbell County, Two Elk Power Generation Station Ser
              2005 B (AMT)...........................................   3.80%   11/30/07   $   50,000,000
                                                                                           --------------
            Total Short-Term Variable Rate Municipal Obligations (Cost
            $5,649,664,000).............................................................    5,649,664,000
                                                                                           --------------

                                                                              YIELD TO
                                                                              MATURITY
                                                         COUPON   MATURITY   ON DATE OF
                                                          RATE      DATE      PURCHASE
                                                         ------   --------   ----------
            Tax-Exempt Commercial Paper (4.0%)
            Georgia
            Georgia Municipal Electric Authority,
$ 41,955      Ser TE-A.................................   3.63%   01/11/07      3.63%     $   41,955,000
  34,955      Ser TE-B.................................   3.60    04/12/07      3.60          34,955,000
            Kentucky
            Kentucky Asset Liability Commission,
  37,000      General Fund Second Ser 2005 A-1.........   3.57    01/17/07      3.57          37,000,000
  15,000      General Fund Second Ser 2005 A-2.........   3.53    05/01/07      3.53          15,000,000
  15,000      General Fund Second Ser 2005 A-2.........   3.53    05/07/07      3.53          15,000,000
            Maryland
            Maryland Health & Higher Educational
              Facilities Authority,
  15,000      Johns Hopkins Hospital Ser B.............   3.60    01/22/07      3.60          15,000,000
  20,000      Johns Hopkins Hospital Ser B.............   3.54    01/26/07      3.54          20,000,000
            Massachusetts
  15,000    Massachusetts, Ser H.......................   3.72    01/19/07      3.72          15,000,000
            Texas
  20,000    Dallas Area Rapid Transit, Senior Sub Lien
              Ser 2001.................................   3.58    02/20/07      3.58          20,000,000
  24,900    University of Texas Regents, Permanent
              University Fund Ser A....................   3.60    01/18/07      3.60          24,900,000
                                                                                          --------------
            Total Tax-Exempt Commercial Paper (Cost $238,810,000)......................      238,810,000
                                                                                          --------------
            Short-Term Municipal Notes & Bonds (2.8%)
            Massachusetts
  19,000    Pioneer Valley Transit Authority, Ser 2006
              RANs, dtd 08/03/06.......................   4.50    08/03/07      4.00          19,053,970

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
            Michigan
$ 30,000    Michigan, Fiscal 2007 Ser A, dtd
              12/13/06.................................   4.25%   09/28/07      3.50%     $   30,162,918
            New Jersey
  61,475    New Jersey, Ser Fiscal 2007 A TRANs, dtd
              10/05/06.................................   4.50    06/22/07      3.52          61,750,380
   8,000    New Jersey Transit Corporation, Federal
              Transit Administration Grants Ser 2000 B
              COPs (Ambac), dtd 10/01/00...............   5.50    09/15/07      3.56           8,107,185
            New York
  10,000    Gloversville City School District, Ser 2006
              BANs, dtd 06/29/06.......................   4.50    06/29/07      3.90          10,028,613
            South Carolina
   6,660    Three Rivers Solid Waste Authority, Ser
              2006 BANs, dtd 05/15/06..................   4.75    01/15/07      3.73           6,662,884
            Texas
  28,000    Texas, Ser 2006 TRANs, dtd 08/31/06........   4.50    08/31/07      3.58          28,162,646
                                                                                          --------------
            Total Short-Term Municipal Notes & Bonds (Cost $163,928,596)...............      163,928,596
                                                                                          --------------

            Total Investments (Cost $6,052,402,596) (a) (b)...............     101.8%      6,052,402,596

            Liabilities in Excess of Other Assets.........................      (1.8)       (108,583,978)
                                                                               -----      --------------
            Net Assets....................................................     100.0%     $5,943,818,618
                                                                               =====      ==============

                       See Notes to Financial Statements
 18

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

---------------------

       AMT          Alternative Minimum Tax.
       BANs         Bond Anticipation Notes.
       COPs         Certificates of Participation.
       CRVS         Custodial Residual & Variable Securities.
        DD          All or a portion of this security was purchased on a delayed delivery basis.
   Floater-TRs      Floating Rate Trust Receipts.
     P-FLOATs       Puttable Floating Option Tax-Exempt Receipts.
     PUTTERs        Puttable Tax-Exempt Receipts.
       RANs         Revenue Anticipation Notes.
       ROCs         Reset Option Certificates.
      STARS         Short-Term Adjustable Rate Securities.
       TOBs         Tender Option Bonds.
      TRANs         Tax Revenue Anticipation Notes.
        +           Rate shown is the rate in effect at December 31, 2006.
        *           Date on which the principal amount can be recovered through demand.
       (a)          Securities have been designated as collateral in an amount equal to $135,109,064 in connection with the purchase of
                    delayed delivery securities.
       (b)          Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
      Ambac         Ambac Assurance Corporation.
       CIFG         CIFG Assurance North America Inc.
       FGIC         Financial Guaranty Insurance Company.
       FHA          Federal Housing Administration.
       FSA          Financial Security Assurance Inc.
       MBIA         Municipal Bond Investors Assurance Corporation.
      Radian        Radian Asset Assurance Inc.
       XLCA         XL Capital Assurance Inc.

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $6,052,402,596).....................................  $6,052,402,596
Cash........................................................         353,131
Interest receivable.........................................      28,258,165
Prepaid expenses and other assets...........................         181,531
                                                              --------------
    Total Assets............................................   6,081,195,423
                                                              --------------
Liabilities:
Payable for:
    Investments purchased...................................     135,109,064
    Investment advisory fee.................................       1,194,500
    Distribution fee........................................         468,140
    Administration fee......................................         234,070
    Shares of beneficial interest redeemed..................          30,131
Accrued expenses and other payables.........................         340,900
                                                              --------------
    Total Liabilities.......................................     137,376,805
                                                              --------------
    Net Assets..............................................  $5,943,818,618
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $5,943,741,111
Accumulated undistributed net investment income.............          47,328
Accumulated net realized gain...............................          30,179
                                                              --------------
    Net Assets..............................................  $5,943,818,618
                                                              ==============
Net Asset Value Per Share
5,943,780,996 shares outstanding (unlimited shares
authorized of $.01 par value)...............................           $1.00
                                                              ==============

                       See Notes to Financial Statements
 20

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2006 (unaudited)


Net Investment Income:
Interest Income.............................................  $96,618,067
                                                              -----------
Expenses
Investment advisory fee.....................................    7,029,637
Distribution fee............................................    2,704,544
Administration fee..........................................    1,352,272
Transfer agent fees and expenses............................      575,777
Shareholder reports and notices.............................      280,630
Registration fees...........................................      210,373
Custodian fees..............................................      106,784
Trustees' fees and expenses.................................       35,537
Professional fees...........................................       35,190
Other.......................................................      141,358
                                                              -----------
    Total Expenses..........................................   12,472,102

Less: expense offset........................................      (21,225)
                                                              -----------
    Net Expenses............................................   12,450,877
                                                              -----------
    Net Investment Income...................................   84,167,190
    Net Realized Gain.......................................       38,783
                                                              -----------
Net Increase................................................  $84,205,973
                                                              ===========

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2006   JUNE 30, 2006
                                                              -----------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $   84,167,190     $  102,564,742
Net realized gain (loss)....................................           38,783             (8,541)
                                                               --------------     --------------
    Net Increase............................................       84,205,973        102,556,201

Dividends to shareholders from net investment income........      (84,160,703)      (102,563,944)

Net increase from transactions in shares of beneficial
  interest..................................................    1,306,685,789      1,780,513,305
                                                               --------------     --------------
    Net Increase............................................    1,306,731,059      1,780,505,562
Net Assets:
Beginning of period.........................................    4,637,087,559      2,856,581,997
                                                               --------------     --------------
End of Period
(Including accumulated undistributed net investment income
of $47,328 and $40,841, respectively).......................   $5,943,818,618     $4,637,087,559
                                                               ==============     ==============

                       See Notes to Financial Statements
 22

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act .

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2006, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2006, aggregated $7,402,089,659 and $6,100,933,217, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2006, included in Trustees' fees and expenses in the Statement of Operations amounted to $1,443. At December 31, 2006, the Fund had an accrued pension liability of $62,554 which is included in accrued expenses in the Statement of Assets and Liabilities.

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2006    JUNE 30, 2006
                                                              -----------------   ---------------
                                                                 (unaudited)

Shares sold.................................................    13,226,255,365     21,066,195,217
Shares issued in reinvestment of dividends..................        84,160,703        102,563,944
                                                               ---------------    ---------------
                                                                13,310,416,068     21,168,759,161
Shares redeemed.............................................   (12,003,730,279)   (19,388,245,856)
                                                               ---------------    ---------------
Net increase in shares outstanding..........................     1,306,685,789      1,780,513,305
                                                               ===============    ===============

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Federal Income Tax Status

As of June 30, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year).

8. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations on the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

incorporate FIN 48 in its annual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Active Assets Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                  FOR THE YEAR ENDED JUNE 30,
                                                 MONTHS ENDED      ----------------------------------------------------
                                               DECEMBER 31, 2006     2006       2005       2004       2003       2002
                                               -----------------   --------   --------   --------   --------   --------
                                                  (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.........        $ 1.00         $ 1.00     $ 1.00     $ 1.00     $ 1.00    $  1.00
                                                     ------         ------     ------     ------     ------    -------

Net income from investment operations........         0.016          0.025      0.013      0.005      0.008      0.014

Less dividends from net investment income....        (0.016)        (0.025)    (0.013)    (0.005)    (0.008)    (0.014)
                                                     ------         ------     ------     ------     ------    -------

Net asset value, end of period...............        $ 1.00         $ 1.00     $ 1.00     $ 1.00     $ 1.00    $  1.00
                                                     ======         ======     ======     ======     ======    =======

Total Return.................................          1.56%(1)       2.53%      1.32%      0.50%      0.81%      1.38%

Ratios to Average Net Assets:
Total expenses (before expense offset).......          0.46%(2)       0.47%      0.49%      0.48%      0.48%      0.48%(3)
Net investment income........................          3.11%(2)       2.57%      1.30%      0.50%      0.80%      1.38%

Supplemental Data:
Net assets, end of period, in millions.......        $5,944         $4,637     $2,857     $2,858     $3,116     $2,947

---------------------

    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to achieve the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned until several times, most recently to October 30, 2006 to permit further solicitation of proxies. The meeting was held on October 30, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

                                                             FOR            WITHHOLD         ABSTAIN        BNV*
                                                        --------------------------------------------------------
Frank L. Bowman.......................................  2,348,557,788      107,862,931          0            0
Kathleen A. Dennis....................................  2,350,261,685      106,159,034          0            0
James F. Higgins......................................  2,346,721,830      109,698,889          0            0
Joseph J. Kearns......................................  2,337,325,242      119,095,477          0            0
Michael F. Klein......................................  2,348,014,185      108,406,534          0            0
W. Allen Reed.........................................  2,344,137,991      112,282,728          0            0
Fergus Reid...........................................  2,337,075,416      119,345,303          0            0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

                                                             FOR             AGAINST         ABSTAIN        BNV*
                                                        --------------------------------------------------------
Elimination of the fundamental policy restricting the
  Fund's ability to pledge assets.....................  2,274,894,415      117,760,116      63,766,188       0
Elimination of the fundamental policy restricting
  purchases of securities on margin...................  2,264,596,742      127,414,473      64,409,504       0
Elimination of the fundamental policy prohibiting
  investments in oil, gas, and other types of minerals
  or mineral leases...................................  2,273,783,106      117,811,474      64,826,139       0
Elimination of the fundamental policy prohibiting or
  restricting the purchase of securities of issuers in
  which Trustees or Officers have an interest.........  2,282,517,803      115,957,097      57,945,819       0
Elimination of the fundamental policy prohibiting
  investments for purposes of exercising control......  2,289,563,672      106,648,557      60,208,490       0
Elimination of the fundamental policy prohibiting the
  purchase of common stocks and other instrument......  2,286,652,969      112,051,233      57,716,517       0
Elimination of the fundamental policy regarding
  investments in unseasoned companies.................  2,273,162,958      121,259,107      61,998,654       0

Active Assets Tax-Free Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED) continued

(3) Modify certain fundamental investment restrictions:

                                                             FOR             AGAINST         ABSTAIN        BNV*
                                                        --------------------------------------------------------
Modify fundamental policy regarding diversification...  2,278,838,663      108,656,749      68,925,307       0
Modify fundamental policy regarding borrowing money...  2,275,100,601      122,576,820      58,743,298       0
Modify fundamental policy regarding loans.............  2,271,361,791      124,154,742      60,904,186       0
Modify fundamental policy regarding investment in
  commodities, commodity contracts and futures
  contracts...........................................  2,281,542,166      114,966,343      59,912,210       0
Modify fundamental policy regarding issuance of senior
  securities..........................................  2,282,620,874      110,457,904      63,341,941       0

(4) Reclassify certain fundamental policies as non-fundamental policies:

                                                             FOR             AGAINST         ABSTAIN        BNV*
                                                        --------------------------------------------------------
Reclassification as non-fundamental the fundamental
  policy regarding the short sale of securities.......  2,279,319,278      117,759,218      59,342,223       0
Reclassification as non-fundamental the fundamental
  policy prohibiting investments in other investment
  companies...........................................  2,281,558,352      113,210,173      61,652,194       0
Reclassification as non-fundamental the fundamental
  policy on the purchase or sale of puts, calls, and
  combinations thereof................................  2,273,540,856      119,560,294      63,319,569       0

------------------

 * Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust

Semiannual Report
December 31, 2006

[MORGAN STANLEY LOGO]

AATSAR RA07-00148P-Y12/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
February 9, 2007


                                        3